DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 8.2%
Capcom Co. Ltd.	400	$24,329
Daiichikosho Co. Ltd.	200	7,941
Dentsu Group, Inc.	900	31,002
Dip Corp.	100	2,720
GungHo Online Entertainment, Inc.	240	4,908
Hakuhodo DY Holdings, Inc.	1,200	19,756
Kakaku.com, Inc.	600	19,035
KDDI Corp.	6,900	213,075
Koei Tecmo Holdings Co. Ltd.	200	11,245
Konami Holdings Corp.	300	19,232
Mixi, Inc.	200	5,035
Nexon Co. Ltd.	2,100	66,229
Nintendo Co. Ltd.	361	219,399
Nippon Telegraph & Telephone Corp.	9,400	243,338
SoftBank Group Corp.	3,600	334,353
Square Enix Holdings Co. Ltd.	400	22,677
Toho Co. Ltd.	500	18,772
Z Holdings Corp.	11,900	72,434

(Cost $968,649)		1,335,480

Consumer Discretionary - 15.2%
ABC-Mart, Inc.(a)	170	9,670
Aisin Seiki Co. Ltd.	700	23,817
Bandai Namco Holdings, Inc.	700	53,528
Bic Camera, Inc.	500	5,416
Bridgestone Corp.	2,300	89,828
Casio Computer Co. Ltd.	800	15,408
Denso Corp.	1,900	113,921
Fast Retailing Co. Ltd.	112	110,381
Goldwin, Inc.	151	10,375
Haseko Corp.	1,100	13,608
Hikari Tsushin, Inc.	87	17,222
HIS Co. Ltd.*	100	2,372
Honda Motor Co. Ltd.	6,800	185,829
Iida Group Holdings Co. Ltd.	700	15,848
Isuzu Motors Ltd.	2,600	27,186
Izumi Co. Ltd.(a)	200	7,387
J. Front Retailing Co. Ltd.(a)	1,100	10,500
Koito Manufacturing Co. Ltd.	500	33,321
KOMEDA Holdings Co. Ltd.	200	3,570
K’s Holdings Corp.	800	10,730
Marui Group Co. Ltd.	800	15,175
Mazda Motor Corp.	2,600	20,475
McDonald’s Holdings Co. Japan Ltd.	400	19,824
NGK Spark Plug Co. Ltd.	600	10,148
Nifco, Inc.	300	10,292
Nikon Corp.	1,200	10,644
Nitori Holdings Co. Ltd.	362	67,531
Nojima Corp.	100	2,616
Open House Co. Ltd.	300	11,489
Oriental Land Co. Ltd.	863	144,508
PALTAC Corp.	100	5,416
Pan Pacific International Holdings Corp.	1,700	39,811
Panasonic Corp.	9,400	120,478
Rakuten, Inc.	4,000	44,716
Rinnai Corp.	164	16,594
Ryohin Keikaku Co. Ltd.	1,100	24,759
Sekisui Chemical Co. Ltd.	1,800	32,016
Sekisui House Ltd.	2,900	54,358
Seria Co. Ltd.	200	6,373
Sharp Corp.(a)	1,000	18,894
Shimano, Inc.	330	73,750
Skylark Holdings Co. Ltd.*	1,000	15,468
Sony Corp.	2,900	302,684
Stanley Electric Co. Ltd.	600	17,768
Subaru Corp.	2,600	48,527
Sumitomo Electric Industries Ltd.	3,100	44,999
Sumitomo Forestry Co. Ltd.	700	12,549
Sumitomo Rubber Industries Ltd.	800	8,898
Sushiro Global Holdings Ltd.	500	18,702
Suzuki Motor Corp.	1,700	73,384
T-Gaia Corp.	100	1,709
Toyo Tire Corp.	500	8,715
Toyoda Gosei Co. Ltd.	300	7,775
Toyota Boshoku Corp.	300	4,652
Toyota Industries Corp.	700	59,790
Toyota Motor Corp.	3,046	225,091
TS Tech Co. Ltd.	200	5,551
USS Co. Ltd.	1,000	18,998
Workman Co. Ltd.	100	7,509
Yamaha Corp.	500	27,830
Yamaha Motor Co. Ltd.	1,200	26,120
Yokohama Rubber Co. Ltd.	500	8,635
Zensho Holdings Co. Ltd.	400	10,651
ZOZO, Inc.	600	18,753

(Cost $2,123,880)		2,484,542

Consumer Staples - 8.5%
Aeon Co. Ltd.	3,300	99,211
Ain Holdings, Inc.	100	6,448
Ajinomoto Co., Inc.	2,200	43,756
Ariake Japan Co. Ltd.	100	6,204
Asahi Group Holdings Ltd.	1,900	82,249
Calbee, Inc.	400	10,513
Cosmos Pharmaceutical Corp.	74	10,592
Create SD Holdings Co. Ltd.	100	3,036
Fancl Corp.	300	10,686
Ito En Ltd.	300	16,557
Japan Tobacco, Inc.	4,600	83,114
Kagome Co. Ltd.	400	11,920
Kao Corp.	2,100	140,815

Kewpie Corp.	500	10,808
Kikkoman Corp.	600	39,591
Kirin Holdings Co. Ltd.	3,700	72,531
Kobayashi Pharmaceutical Co. Ltd.	240	22,662
Kobe Bussan Co. Ltd.	600	15,403
Kose Corp.	162	25,956
Kotobuki Spirits Co. Ltd.	100	6,702
Kusuri no Aoki Holdings Co. Ltd.	100	7,837
Lawson, Inc.(a)	200	9,339
Lion Corp.	1,100	21,125
Maruha Nichiro Corp.	200	4,626
Matsumotokiyoshi Holdings Co. Ltd.	400	15,694
MEIJI Holdings Co. Ltd.	600	38,070
Morinaga & Co. Ltd.	200	7,209
Morinaga Milk Industry Co. Ltd.	200	9,105
NH Foods Ltd.	300	12,629
Nichirei Corp.	400	10,411
Nippon Suisan Kaisha Ltd.	1,000	4,759
Nissin Foods Holdings Co. Ltd.	364	27,503
Pigeon Corp.	600	21,682
Pola Orbis Holdings, Inc.	400	9,135
Rohto Pharmaceutical Co. Ltd.	400	10,693
Seven & i Holdings Co. Ltd.(a)	3,400	128,832
Shiseido Co. Ltd.	1,700	126,263
Sugi Holdings Co. Ltd.	200	13,929
Sundrug Co. Ltd.	300	11,263
Suntory Beverage & Food Ltd.	500	17,106
Toyo Suisan Kaisha Ltd.	400	17,045
Tsuruha Holdings, Inc.	184	23,678
Unicharm Corp.	1,800	71,230
Welcia Holdings Co. Ltd.	500	15,980
Yakult Honsha Co. Ltd.	600	29,679
Yaoko Co. Ltd.(a)	100	6,129

(Cost $1,442,296)		1,389,705

Energy - 0.8%
Cosmo Energy Holdings Co. Ltd.	200	4,791
ENEOS Holdings, Inc.	13,000	57,069
Idemitsu Kosan Co. Ltd.	1,000	26,131
Inpex Corp.	4,300	31,643
Iwatani Corp.	200	11,413

(Cost $214,978)		131,047

Financials - 9.6%
Acom Co. Ltd.	1,700	7,579
AEON Financial Service Co. Ltd.	500	6,401
Aozora Bank Ltd.	500	10,559
Chiba Bank Ltd.	2,800	17,845
Concordia Financial Group Ltd.	4,900	18,903
Dai-ichi Life Holdings, Inc.	4,600	80,696
Daiwa Securities Group, Inc.	6,600	32,065
Financial Products Group Co. Ltd.	300	1,777
Fukuoka Financial Group, Inc.	700	12,582
Fuyo General Lease Co. Ltd.	100	6,617
Japan Exchange Group, Inc.	2,400	51,665
Mebuki Financial Group, Inc.	4,500	9,588
Mitsubishi UFJ Financial Group, Inc.	56,000	293,298
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	11,255
Mizuho Financial Group, Inc.	12,000	175,596
MS&AD Insurance Group Holdings, Inc.	2,100	59,133
Nomura Holdings, Inc.	13,200	76,668
Orient Corp.(a)	2,400	3,334
ORIX Corp.	5,300	89,618
Resona Holdings, Inc.	9,200	36,933
SBI Holdings, Inc.	1,000	27,764
Seven Bank Ltd.(a)	2,800	6,308
Shinsei Bank Ltd.	700	9,987
Sompo Holdings, Inc.	1,500	57,443
Sumitomo Mitsui Financial Group, Inc.	6,000	210,738
Sumitomo Mitsui Trust Holdings, Inc.	1,600	52,593
T&D Holdings, Inc.	2,500	33,696
Tokio Marine Holdings, Inc.	2,900	142,986
Tokyo Century Corp.	200	13,028
Zenkoku Hosho Co. Ltd.	200	9,170

(Cost $1,786,566)		1,565,825

Health Care - 10.2%
Alfresa Holdings Corp.	1,000	19,279
Asahi Intecc Co. Ltd.	1,000	28,675
Astellas Pharma, Inc.	7,600	119,414
Chugai Pharmaceutical Co. Ltd.	2,700	120,707
Daiichi Sankyo Co. Ltd.	7,099	200,563
Eisai Co. Ltd.	1,000	68,697
Hisamitsu Pharmaceutical Co., Inc.(a)	200	12,465
Hoya Corp.	1,700	193,073
Japan Lifeline Co. Ltd.	300	3,689
Kaken Pharmaceutical Co. Ltd.	200	7,950
Kyowa Kirin Co. Ltd.	900	25,072
M3, Inc.	1,450	114,663
Medipal Holdings Corp.	1,000	19,805
Nihon Kohden Corp.	400	10,847
Nippon Shinyaku Co. Ltd.	300	20,358
Olympus Corp.	4,800	100,469
Ono Pharmaceutical Co. Ltd.	2,000	53,764
Otsuka Holdings Co. Ltd.	1,800	71,365
Santen Pharmaceutical Co. Ltd.	1,600	21,956
Sawai Pharmaceutical Co. Ltd.	200	8,973
Shionogi & Co. Ltd.	1,100	55,888
Ship Healthcare Holdings, Inc.	100	5,547
Sumitomo Dainippon Pharma Co. Ltd.	600	9,478
Sysmex Corp.	700	72,832
Takeda Pharmaceutical Co. Ltd.	6,100	205,089
Terumo Corp.	2,700	100,129

(Cost $1,424,474)		1,670,747

Industrials - 24.2%
AGC, Inc.	800	29,285
Aica Kogyo Co. Ltd.	300	10,376
Amada Co. Ltd.	1,100	13,329
ANA Holdings, Inc.*	2,100	50,342
BayCurrent Consulting, Inc.	50	10,062
Benefit One, Inc.	300	7,563
Central Japan Railway Co.	706	115,369
COMSYS Holdings Corp.	400	12,071
Daifuku Co. Ltd.	434	41,469
Daikin Industries Ltd.	1,082	210,428
DMG Mori Co. Ltd.	500	7,504
East Japan Railway Co.	1,500	110,620
en-japan, Inc.	200	5,988
FANUC Corp.	799	197,538
Fuji Corp.	400	9,412
Fuji Electric Co. Ltd.	500	20,743
Furukawa Electric Co. Ltd.	300	7,831
Hankyu Hanshin Holdings, Inc.	1,100	36,498
Hazama Ando Corp.	600	4,477
Hino Motors Ltd.	1,100	10,325
Hitachi Construction Machinery Co. Ltd.	400	12,296
Hitachi Transport System Ltd.	100	3,135
Hoshizaki Corp.	300	26,300
IHI Corp.	600	11,027
ITOCHU Corp.	6,000	178,412
Japan Airlines Co. Ltd.*	2,000	47,494
Japan Airport Terminal Co. Ltd.	300	14,445
Japan Steel Works Ltd.	300	7,659
Kajima Corp.	2,200	28,042
Kanamoto Co. Ltd.	100	2,221
Kanematsu Corp.	200	2,544
Keihan Holdings Co. Ltd.	500	22,433
Keio Corp.	500	37,310
Keisei Electric Railway Co. Ltd.	600	21,626
Kintetsu Group Holdings Co. Ltd.	800	33,415
Komatsu Ltd.	4,000	119,767
Kubota Corp.	4,600	103,947
Kumagai Gumi Co. Ltd.	100	2,618
Kyowa Exeo Corp.	400	10,220
Kyudenko Corp.	200	6,570
Kyushu Railway Co.	700	18,213
Maeda Corp.	700	6,176
Makita Corp.	1,100	46,823
Marubeni Corp.	8,700	64,650
Meitec Corp.	100	5,209
MINEBEA MITSUMI, Inc.	1,600	39,272
MISUMI Group, Inc.	1,100	33,555
Mitsubishi Corp.	5,300	149,389
Mitsubishi Electric Corp.	8,600	126,611
Mitsubishi Heavy Industries Ltd.	1,400	40,315
Mitsui & Co. Ltd.	7,100	150,843
Miura Co. Ltd.	400	20,687
MonotaRO Co. Ltd.	600	34,466
Nabtesco Corp.	500	21,213
Nagoya Railroad Co. Ltd.	900	22,842
Nankai Electric Railway Co. Ltd.	500	12,061
NGK Insulators Ltd.	1,000	17,646
Nichias Corp.	300	7,003
Nidec Corp.	2,098	266,238
Nihon M&A Center, Inc.	700	38,173
Nippo Corp.	300	7,831
Nippon Express Co. Ltd.	300	22,302
Nippon Steel Trading Corp.	100	3,501
Nishimatsu Construction Co. Ltd.(a)	200	4,977
NSK Ltd.	1,600	15,664
Obara Group, Inc.	100	3,571
Obayashi Corp.	2,600	22,281
Odakyu Electric Railway Co. Ltd.	1,400	40,933
OSG Corp.	400	7,167
Outsourcing, Inc.	500	7,650
Park24 Co. Ltd.*	500	10,752
Penta-Ocean Construction Co. Ltd.	1,100	8,177
Persol Holdings Co. Ltd.	800	15,821
Pilot Corp.	200	6,007
Recruit Holdings Co. Ltd.	5,500	272,625
Sankyu, Inc.	200	8,335
Sanwa Holdings Corp.	900	11,109
Secom Co. Ltd.	859	74,386
Seibu Holdings, Inc.	1,100	13,216
Shimizu Corp.	2,800	21,156
SMC Corp.	267	157,634
SMS Co. Ltd.	300	9,799
Sohgo Security Services Co. Ltd.	300	13,516
Sojitz Corp.	3,700	9,724
Sotetsu Holdings, Inc.	400	9,266
Sumitomo Corp.	5,400	78,081
Sumitomo Heavy Industries Ltd.	500	13,727
Sumitomo Mitsui Construction Co. Ltd.	300	1,301
Taisei Corp.	900	31,720
Takeuchi Manufacturing Co. Ltd.	200	5,059
TechnoPro Holdings, Inc.	200	14,530
THK Co. Ltd.	600	19,345
Tobu Railway Co. Ltd.	900	25,596
Toda Corp.	1,200	8,200
TOKAI Holdings Corp.	400	3,443
Tokyu Construction Co. Ltd.	500	2,492
Tokyu Corp.	2,200	30,231
TOTO Ltd.	600	36,099
Toyota Tsusho Corp.	900	37,676
UT Group Co. Ltd.*	100	3,163
West Japan Railway Co.	800	48,913
Yamato Holdings Co. Ltd.	1,200	31,560
Yaskawa Electric Corp.	900	44,941

(Cost $3,505,962)		3,937,573

Information Technology - 12.8%
Advantest Corp.	650	53,384
Alps Alpine Co. Ltd.	700	9,211
Anritsu Corp.	600	12,801
Azbil Corp.	600	25,483
Brother Industries Ltd.	1,000	19,645
Canon, Inc.	4,300	92,526
Daiwabo Holdings Co. Ltd.	100	7,453
Digital Garage, Inc.	200	7,640
Disco Corp.	114	35,739
Elecom Co. Ltd.	100	4,407
Fujitsu Ltd.	800	115,337
GMO Payment Gateway, Inc.	200	26,488
Hamamatsu Photonics KK	650	38,253
Hitachi Ltd.	4,200	192,221
Horiba Ltd.	200	11,902
Infocom Corp.	100	2,468
Itochu Techno-Solutions Corp.	400	12,277
Justsystems Corp.	100	5,848
Keyence Corp.	507	240,604
Kyocera Corp.	1,300	83,681
Lasertec Corp.	400	48,695
MCJ Co. Ltd.	200	1,703
Murata Manufacturing Co. Ltd.	2,600	221,612
NEC Corp.	1,100	59,884
Nihon Unisys Ltd.	300	8,673
Nomura Research Institute Ltd.	1,500	46,602
NS Solutions Corp.	100	2,933
NTT Data Corp.	2,400	36,606
Obic Co. Ltd.	289	48,772
Omron Corp.	700	56,373
Oracle Corp.	169	17,132
Otsuka Corp.	500	23,231
Renesas Electronics Corp.*	3,700	40,598
SCREEN Holdings Co. Ltd.	100	7,790
SCSK Corp.	200	11,770
Seiko Epson Corp.	1,100	18,006
Shimadzu Corp.	1,100	39,544
SUMCO Corp.	1,100	25,089
Systena Corp.	300	5,263
Taiyo Yuden Co. Ltd.	400	19,748
TDK Corp.	409	58,505
TIS, Inc.	800	16,625
Tokyo Electron Ltd.	514	210,106
Tokyo Seimitsu Co. Ltd.	200	8,692
Toshiba TEC Corp.	100	3,661
Trend Micro, Inc.	400	19,223
Ulvac, Inc.	200	8,982
Yokogawa Electric Corp.	800	15,138

(Cost $1,471,554)		2,078,324

Materials - 6.2%
Air Water, Inc.	800	13,156
Asahi Holdings, Inc.	200	7,481
Asahi Kasei Corp.	5,500	59,161
Daicel Corp.	1,100	8,053
Denka Co. Ltd.	300	11,263
DIC Corp.	400	9,796
JFE Holdings, Inc.*	2,200	23,086
JSR Corp.	800	23,841
Kansai Paint Co. Ltd.	1,000	26,112
KH Neochem Co. Ltd.	200	4,584
Kuraray Co. Ltd.	1,400	15,664
Mitsubishi Chemical Holdings Corp.	5,500	38,191
Mitsubishi Gas Chemical Co., Inc.	800	18,615
Mitsui Chemicals, Inc.	800	24,629
Nippon Paint Holdings Co. Ltd.	700	52,037
Nippon Sanso Holdings Corp.	800	15,010
Nippon Steel Corp.*	4,200	61,794
Nissan Chemical Corp.	500	27,173
Nitto Denko Corp.	600	51,192
NOF Corp.	300	15,797
Oji Holdings Corp.	3,500	22,043
Shin-Etsu Chemical Co. Ltd.	1,581	257,465
Showa Denko KK	700	17,043
Sumitomo Chemical Co. Ltd.	6,400	30,937
Sumitomo Metal Mining Co. Ltd.	1,100	53,090
Taiheiyo Cement Corp.	500	12,446
Teijin Ltd.	700	12,024
Tokai Carbon Co. Ltd.	800	10,820
Tokuyama Corp.	300	7,479
Toray Industries, Inc.	6,000	39,230
Tosoh Corp.	1,300	23,794
Ube Industries Ltd.	500	10,034

(Cost $927,137)		1,003,040

Real Estate - 2.7%
Aeon Mall Co. Ltd.(a)	400	6,728
Daito Trust Construction Co. Ltd.	300	33,255
Daiwa House Industry Co. Ltd.	2,600	73,285
Hulic Co. Ltd.	1,800	20,071
Ichigo, Inc.	1,100	3,603
Mitsubishi Estate Co. Ltd.	5,800	100,060
Mitsui Fudosan Co. Ltd.	4,000	90,107
Nomura Real Estate Holdings, Inc.	500	11,259
Relo Group, Inc.	400	9,420
Starts Corp., Inc.	100	2,612
Sumitomo Realty & Development Co. Ltd.	1,900	65,450
Tokyo Tatemono Co. Ltd.	800	11,346
Tokyu Fudosan Holdings Corp.	2,200	13,753

(Cost $456,519)		440,949

Utilities - 1.2%
Chubu Electric Power Co., Inc.	2,700	33,135
Chugoku Electric Power Co., Inc.	1,200	14,316
Electric Power Development Co. Ltd.	600	9,777
Hokkaido Electric Power Co., Inc.	700	2,937
Kansai Electric Power Co., Inc.	3,200	31,913
Kyushu Electric Power Co., Inc.	1,800	15,459
Osaka Gas Co. Ltd.	1,600	28,624
Tohoku Electric Power Co., Inc.	2,200	19,348
Tokyo Gas Co. Ltd.	1,700	35,136

(Cost $246,284)		190,645

TOTAL COMMON STOCKS (Cost $14,568,299)		16,227,877

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $167,048)	167,048	167,048

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $34,190)	34,190	34,190

TOTAL INVESTMENTS - 100.8% (Cost $14,769,537)		$16,429,115
Other assets and liabilities, net - (0.8%)		(130,352)

NET ASSETS - 100.0%		$16,298,763

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
76,899	90,149 (d)	—	—	—	42	—	167,048	167,048
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
56,879	575,104	(597,793)	—	—	21	—	34,190	34,190

133,778	665,253	(597,793)	—	—	63	—	201,238	201,238

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $213,306, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $58,962.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
JPX-Nikkei 400 Index Futures	JPY	4	$60,916	$63,769	3/11/2021	$2,853

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$16,227,877	$—	$—	$16,227,877
Short-Term Investments(f)	201,238	—	—	201,238
Derivatives(g)
Futures Contracts	2,853	—	—	2,853

TOTAL	$16,431,968	$—	$—	$16,431,968

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.